Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries
The table below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2023 and 2022, in accordance with the IFRS. Additionally, for information on business segments, see Note 27:

	Interbank and Subsidiaries		Interseguro - Note 3.7		Inteligo and Subsidiaries		Izipay
	2023	2022	2023	2022	2023	2022	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	8,598,513	11,052,299	266,311	631,156	844,965	1,457,446	130,149	111,087
Financial Investments	11,964,232	9,586,343	12,776,783	11,295,068	1,855,074	1,698,229	56,459	—
Loans, net	45,004,811	43,725,346	—	—	1,519,659	1,784,343	—	—
Investment property	—	—	1,298,892	1,287,717	—	—	—	—
Total assets	68,437,614	66,977,277	14,741,746	13,636,383	4,374,266	5,102,598	1,196,049	902,610
Deposits and obligations	46,053,607	44,597,855	—	—	3,311,719	4,098,842	—	—
Due to banks and correspondents	8,669,331	6,726,595	215,560	308,164	84,004	53,937	61,024	18,584
Bonds, notes and other obligations	4,253,188	6,571,539	244,599	251,524	—	—	—	—
Insurance contract liabilities	—	—	12,068,741	11,092,526	—	—	—	—
Total liabilities	60,380,895	59,498,433	13,709,303	12,665,533	3,453,408	4,208,369	946,660	686,292
Equity attributable to IFS’s shareholders	8,056,719	7,478,844	1,032,443	970,850	920,858	894,229	249,389	216,318
Consolidated statement of income -
Net interest and similar income	3,712,220	3,297,436	778,649	861,964	85,556	104,810	4,348	300
(Loss) recovery due to impairment on loans, net of recoveries	(1,981,988)	(832,919)	—	—	170	2,368	—	—
Recovery (loss) due to impairment of financial investments	15	(732)	(7,858)	(26)	347	(11,981)	—	—
Net gain of investment property	—	—	7,111	19,146	—	—	—	—
Fee income from financial services, net	813,279	797,711	(13,431)	(7,160)	146,223	163,325	345,583	258,728
Result from insurance activities, before expenses	—	—	(178,379)	(252,854)	—	—	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	856,149	1,374,121	359,550	320,457	36,180	(141,395)	33,069	41,074